UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 428	$ 526
Restricted cash	147	132
Accounts receivable, net	122	125
Amounts due from related parties, net	50	85
Other current assets	200	194
Total current assets	947	1,062
Non-current assets
Investments in associated companies	248	248
Drilling units	1,927	2,120
Restricted cash	69	65
Deferred tax assets	8	9
Equipment	16	19
Amounts due from related parties, net	410	392
Other non-current assets	32	46
Total non-current assets	2,710	2,899
Total assets	3,657	3,961
Current liabilities
Debt due within one year	546	6,177
Trade accounts payable	57	45
Amounts due to related parties - current	0	7
Other current liabilities	275	316
Total current liabilities	878	6,545
Liabilities subject to compromise	6,406
Non-current liabilities
Long-term debt due to related parties	0	426
Deferred tax liabilities	8	10
Other non-current liabilities	105	120
Total non-current liabilities	113	556
Commitment and contingencies (See note 29)
Equity
Common shares of par value US$0.10 per share: US$0.10 per share: 138,880,000 shares authorized and 100,384,435 issued at June 30, 2021 and December 31, 2020	10	10
Additional paid-in capital	3,504	3,504
Accumulated other comprehensive loss	(21)	(26)
Retained loss	(7,233)	(6,628)
Total shareholders’ equity	(3,740)	(3,140)
Non-controlling interest	0	0
Total deficit	(3,740)	(3,140)
Total liabilities and equity	$ 3,657	$ 3,961